Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income	$ 250,245	$ 284,122
Items that may be reclassified to income:
Change in cash flow hedges and excluded forward element (note 19)	(23,211)	(310,456)
Realized losses (gains) on foreign exchange hedges reclassified to revenue	(3,604)	3,105
Amounts reclassified on discontinuation of hedging relationship (note 19)	11,702	0
Items that will not be reclassified to income:
Actuarial gain (loss) on defined benefit pension plans (note 21(a))	1,353	(2,827)
Taxes on above items	(14,096)	66,636
Other comprehensive income (loss)	(27,856)	(243,542)
Comprehensive income	222,389	40,580
Attributable to:
Methanex Corporation shareholders	136,130	(69,402)
Non-controlling interests (note 24)	$ 86,259	$ 109,982